Share-based Payment Arrangements (Details) - Schedule of number and weighted average exercise prices of share options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Number And Weighted Average Exercise Prices Of Share Options Abstract
Weighted average exercise price ,outstanding beginning balance	$ 0.97	$ 1.02	$ 1.71
Number of options , outstanding beginning balance	7,751,303	6,994,377	4,754,676
Weighted average exercise price ,Expired and forfeited during the year	$ 0.82	$ 1.52	$ 0.23
Number of options, Expired and forfeited during the year	(418,068)	(413,074)	(1,486,125)
Weighted average exercise price, Granted during the year	$ 0.28	$ 0.47	$ 0.43
Number of options, Granted during the year	11,135,000	1,170,000	3,725,826
Weighted average exercise price, Outstanding ending balance	$ 0.52	$ 0.97	$ 1.02
Number of options, Outstanding balance	18,468,235	7,751,303	6,994,377
Weighted average exercise price, Exercisable	$ 0.97	$ 1.48	$ 1.54
Number of options, Exercisable	6,144,318	4,451,430	1,753,632